North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.0%
	COMMUNICATION SERVICES - 4.3%
	Diversified Telecommunication Services - 0.8%
7,630	Cogent Communications Holdings Inc.	$406,298
11,060	Ooma Inc. *	133,826
		540,124
	Entertainment - 1.1%
3,420	Madison Square Garden Sports Corp. *	548,123
13,240	Playstudios Inc. *	47,929
3,270	World Wrestling Entertainment, Inc. - Class A	222,393
		818,445
	Interactive Media & Services - 1.8%
35,210	TripAdvisor Inc. *	837,998
10,170	Vimeo Inc. *	60,206
25,960	ZipRecruiter, Inc. - Class A*	433,013
		1,331,217
	Media - 0.1%
10,173	Altice USA Inc. - Class A*	101,730

	Wireless Telecommunication Services - 0.5%
22,900	Gogo Inc. *	340,294

	TOTAL COMMUNICATION SERVICES	3,131,810

	CONSUMER DISCRETIONARY - 8.2%
	Auto Components - 1.6%
4,740	Fox Factory Holding Corp. *	441,815
14,680	Modine Manufacturing Co. *	219,906
9,378	Patrick Industries Inc.	496,753
		1,158,474
	Automobiles - 0.8%
7,530	Thor Industries Inc.	610,005

	Distributors - 0.4%
13,980	Funko Inc. - Class A*	311,335

	Diversified Consumer Services - 0.6%
18,170	2U Inc. *	129,371
3,290	Chegg Inc. *	64,747
15,800	Coursera Inc. *	181,700
170	Graham Holdings Co. - Class B	96,123
		471,941
	Hotels, Restaurants & Leisure - 2.0%
5,650	Bluegreen Vacations Holding Corp.	117,746
5,820	Inspired Entertainment Inc. *	60,935
96,430	Playa Hotels & Resorts N.V. *1	632,581
5,840	SeaWorld Entertainment Inc. *	293,460
13,310	Target Hospitality *	176,890
2,480	Travel + Leisure Co.	105,152
2,420	Xponential Fitness, Inc. - Class A*	44,359
		1,431,123
	Household Durables - 0.4%
7,260	Green Brick Partners Inc. *	176,854
3,670	KB Home	105,145
		281,999
	Leisure Products - 0.1%
3,910	Clarus Corp.	59,315

	Specialty Retail - 0.8%
5,900	The Container Store Group, Inc. *	40,002
1,400	Foot Locker Inc.	51,576
26,430	Leslie's Inc. *	374,777
2,490	Sleep Number Corp. *	103,161
		569,516
	Textiles, Apparel & Luxury Goods - 1.5%
2,290	Crocs Inc. *	168,773
840	Deckers Outdoor Corp. *	270,118
22,080	Steven Madden Ltd.	642,749
		1,081,640
	TOTAL CONSUMER DISCRETIONARY	5,975,348

	CONSUMER STAPLES - 5.6%
	Beverages - 1.0%
6,770	MGP Ingredients Inc.	741,044

	Food Products - 1.6%
7,240	Pilgrim's Pride Corp. *	206,123
71,653	SunOpta Inc. *1	711,514
19,990	Vital Farms, Inc. *	258,871
		1,176,508
	Personal Products - 2.4%
10,010	BellRing Brands Inc. *	237,137
12,570	Herbalife Nutrition Ltd. *1	327,951
7,470	Inter Parfums Inc.	586,545
3,390	Medifast Inc.	425,377
2,720	USANA Health Sciences Inc. *	175,494
		1,752,504
	Tobacco - 0.6%
13,280	Turning Point Brands Inc.	309,690
8,190	Vector Group Ltd.	80,262
		389,952
	TOTAL CONSUMER STAPLES	4,060,008

	ENERGY - 6.5%
	Energy Equipment & Services - 2.2%
15,980	Liberty Energy Inc. *	239,700
30,630	ProPetro Holding Corp. *	280,571
34,890	RPC Inc.	277,375
34,150	Select Energy Services Inc. - Class A*	242,807
27,510	Solaris Oilfield Infrastructure Inc. - Class A	294,357
20,420	US Silica Holdings Inc. - Class A*	286,493
		1,621,303
	Oil, Gas & Consumable Fuels - 4.3%
2,040	Arch Resources Inc.	296,983
29,620	Ardmore Shipping Corp. *1	285,537
17,390	Comstock Resources, Inc. *	340,844
7,470	CVR Energy Inc.	243,970
168,790	Gran Tierra Energy Inc. *	237,994
5,490	Kosmos Energy Ltd. *	38,814
37,120	Par Pacific Holdings Inc. *	697,856
11,180	PBF Energy Inc. - Class A*	381,909
5,710	Scorpio Tankers Inc. [1]	237,536
11,280	Teekay Tankers Ltd. - Class A*1	277,488
7,092	W&T Offshore, Inc. *	46,098
		3,085,029
	TOTAL ENERGY	4,706,332

	FINANCIALS - 14.6%
	Banks - 8.6%
7,360	Amalgamated Financial Corp.	165,600
13,190	The Bank of NT Butterfield & Son Ltd. [1]	430,258
18,740	Bank OZK	759,532
8,160	Cathay General Bancorp	342,231
1,820	Central Pacific Financial Corp.	39,658
2,750	Columbia Banking System, Inc.	82,363
8,975	Customers Bancorp Inc. *	311,343
11,960	East West Bancorp Inc.	863,153
19,100	First BanCorp. [1]	273,130
4,340	First Commonwealth Financial Corp.	58,503
16,718	Hanmi Financial Corp.	413,269
17,460	Live Oak Bancshares Inc.	632,750
5,230	Midland States Bancorp Inc.	131,221
16,010	OFG Bancorp [1]	435,472
2,200	PacWest Bancorp	57,926
4,680	PCB Bancorp	87,890
5,060	Popular Inc. [1]	390,733
5,470	TowneBank	155,840
2,930	Unity Bancorp Inc.	82,128
1,380	Univest Financial Corp.	34,224
2,200	Washington Federal, Inc.	70,422
5,910	Western Alliance Bancorp	453,415
		6,271,061
	Capital Markets - 2.6%
174,210	BGC Partners Inc. - Class A	700,324
12,320	Donnelley Financial Solutions Inc. *	522,984
2,370	MarketAxess Holdings Inc.	589,158
1,080	StoneX Group Inc. *	100,267
		1,912,733
	Consumer Finance - 0.3%
15,910	LendingClub Corp. *	207,944

	Insurance - 2.8%
10,050	Ambac Financial Group Inc. *	151,655
55,435	CNO Financial Group Inc.	1,020,558
21,540	James River Group Holdings Ltd. [1]	511,790
3,370	Palomar Holdings Inc. *	267,207
8,610	Universal Insurance Holdings Inc.	102,804
		2,054,014
	Thrifts & Mortgage Finance - 0.3%
1,190	Axos Financial Inc. *	49,718
2,260	Enact Holdings Inc.	57,404
3,050	TrustCo Bank Corp NY	101,687
		208,809
	TOTAL FINANCIALS	10,654,561

	HEALTH CARE - 19.6%
	Biotechnology - 6.9%
30,810	ACADIA Pharmaceuticals Inc. *	506,208
3,560	Agios Pharmaceuticals Inc. *	90,780
14,190	Alkermes Plc *1	335,877
54,750	Amarin Corp PLC - ADR *1	64,605
3,740	Arcus Biosciences Inc. *	90,059
4,210	Arrowhead Pharmaceuticals Inc. *	167,179
2,290	Celldex Therapeutics Inc. *	69,616
22,040	Chinook Therapeutics Inc. *	458,432
5,540	Cogent Biosciences Inc. *	91,355
1,470	Cytokinetics Inc. *	77,851
14,740	Dyne Therapeutics Inc. *	144,452
2,950	Enanta Pharmaceuticals Inc. *	179,596
26,450	Gossamer Bio Inc. *	368,978
32,850	Iovance Biotherapeutics Inc. *	352,152
33,840	IVERIC bio Inc. *	332,986
8,200	Karyopharm Therapeutics Inc. *	41,492
29,080	Kura Oncology Inc. *	403,049
9,810	Merus N.V. *1	232,301
15,310	Myovant Sciences Ltd. *1	261,648
24,120	Protagonist Therapeutics Inc. *	210,326
3,220	Sage Therapeutics Inc. *	121,265
450	Sarepta Therapeutics Inc. *	49,221
8,950	Syndax Pharmaceuticals Inc. *	211,310
1,900	Travere Therapeutics Inc. *	50,844
5,120	Vaxcyte Inc. *	133,939
		5,045,521
	Health Care Equipment & Supplies - 4.6%
5,560	BioLife Solutions Inc. *	131,272
17,000	Cardiovascular Systems Inc. *	224,570
5,452	InMode Ltd. *1	174,137
1,080	Inspire Medical Systems Inc. *	206,809
9,020	Lantheus Holdings Inc. *	710,776
3,760	Masimo Corp. *	552,306
1,150	Merit Medical Systems Inc. *	68,115
1,230	Shockwave Medical Inc. *	365,138
5,820	STAAR Surgical Co. *	550,514
4,879	Tandem Diabetes Care Inc. *	223,165
13,180	Zynex Inc.	117,829
		3,324,631
	Health Care Providers & Services - 4.8%
12,010	AMN Healthcare Services Inc. *	1,232,707
4,227	CorVel Corp. *	656,791
18,590	Cross Country Healthcare Inc. *	471,814
21,100	Patterson Cos, Inc.	588,479
13,320	Progyny Inc. *	535,597
		3,485,388
	Life Sciences Tools & Services - 2.2%
27,370	Adaptive Biotechnologies Corp. *	244,141
14,520	Bruker Corp.	813,120
41,887	Codexis Inc. *	293,628
3,590	Inotiv Inc. *	70,256
3,300	Maravai LifeSciences Holdings Inc. - Class A*	68,871
16,320	Quanterix Corp. *	152,592
		1,642,608
	Pharmaceuticals - 1.1%
17,180	Corcept Therapeutics Inc. *	443,587
42,430	Nektar Therapeutics *	167,174
10,870	Phibro Animal Health Corp. - Class A	160,985
		771,746
	TOTAL HEALTH CARE	14,269,894

	INDUSTRIALS - 14.8%
	Aerospace & Defense - 0.9%
900	BWX Technologies Inc.	46,917
15,580	Maxar Technologies Inc.	371,271
7,290	Spirit AeroSystems Holdings Inc. - Class A	219,429
		637,617
	Airlines - 0.2%
6,885	Spirit Airlines Inc. *	156,152

	Building Products - 2.1%
12,200	Builders FirstSource Inc. *	715,042
5,640	Insteel Industries Inc.	162,996
590	Lennox International Inc.	141,671
6,080	UFP Industries Inc.	482,691
		1,502,400
	Electrical Equipment - 2.6%
10,100	Atkore Inc. *	852,541
8,130	Encore Wire Corp.	1,057,713
		1,910,254
	Machinery - 0.3%
1,550	Proto Labs Inc. *	59,520
11,910	Titan International Inc. *	167,097
		226,617
	Marine - 0.6%
22,990	Genco Shipping & Trading Ltd. [1]	315,193
1,950	Matson Inc.	143,637
		458,830
	Professional Services - 2.0%
11,349	Kforce Inc.	621,017
5,540	ManpowerGroup Inc.	406,193
5,310	Robert Half International Inc.	408,711
		1,435,921
	Road & Rail - 0.5%
2,130	Landstar System Inc.	312,322
1,430	Universal Logistics Holdings Inc.	52,209
		364,531
	Trading Companies & Distributors - 5.7%
5,400	Applied Industrial Technologies Inc.	572,508
4,265	BlueLinx *	298,976
2,750	Boise Cascade Co.	171,407
8,920	GMS Inc. *	429,944
3,553	McGrath RentCorp	300,300
11,490	MRC Global Inc. *	111,798
8,080	NOW Inc. *	97,930
10,920	Rush Enterprises Inc. - Class A	513,895
12,840	Textainer Group Holdings Ltd. [1]	390,079
5,770	Triton International Ltd. [1]	343,834
29,240	Univar Solutions Inc. *	737,433
1,341	Veritiv Corp. *	159,834
		4,127,938
	TOTAL INDUSTRIALS	10,820,260

	INFORMATION TECHNOLOGY - 13.6%
	Communications Equipment - 0.3%
8,950	Radware Ltd. *1	192,067

	Electronic Equipment, Instruments & Components - 3.1%
58,790	Arlo Technologies Inc. *	358,031
5,080	Avnet Inc.	222,961
11,650	Fabrinet *1	1,198,086
1,590	PC Connection, Inc.	78,991
13,720	ScanSource Inc. *	397,469
		2,255,538
	IT Services - 0.3%
6,500	Information Services Group Inc.	37,505
18,480	Remitly Global Inc. *	203,280
		240,785
	Semiconductors & Semiconductor Equipment - 0.5%
2,850	Allegro MicroSystems Inc. *	66,462
9,360	Camtek Ltd. *1	252,720
2,500	Photronics Inc. *	42,000
		361,182
	Software - 6.3%
49,280	A10 Networks Inc.	684,992
2,190	American Software, Inc. - Class A	37,077
3,358	CommVault Systems Inc. *	182,306
41,490	Dropbox Inc. - Class A*	887,471
4,920	eGain Corp. *	45,313
170	Fair Isaac Corp. *	76,398
7,310	JFrog Ltd. *1	154,606
3,700	LiveRamp Holdings Inc. *	73,445
6,630	Manhattan Associates Inc. *	936,554
9,960	New Relic Inc. *	604,672
36,040	Rimini Street Inc. *	181,642
1,810	RingCentral Inc. - Class A*	77,902
40,350	Sumo Logic Inc. *	354,273
57,830	Yext, Inc. *	257,343
		4,553,994
	Technology Hardware, Storage & Peripherals - 3.1%
34,630	Pure Storage Inc. - Class A*	1,003,231
19,610	Super Micro Computer Inc. *	1,276,219
		2,279,450
	TOTAL INFORMATION TECHNOLOGY	9,883,016

	MATERIALS - 4.2%
	Chemicals - 1.9%
9,510	Livent Corp. *	306,032
25,840	LSB Industries Inc. *	407,755
24,880	Orion Engineered Carbons S.A. [1]	419,477
2,340	Stepan Co.	243,898
		1,377,162
	Metals & Mining - 1.7%
22,980	Arconic Corp. *	579,326
8,430	Century Aluminum Co. *	65,080
49,450	Coeur Mining Inc. *	136,482
19,570	Constellium Se *1	260,672
6,920	Warrior Met Coal, Inc.	225,246
		1,266,806
	Paper & Forest Products - 0.6%
10,030	Clearwater Paper Corp. *	426,676

	TOTAL MATERIALS	3,070,644

	REAL ESTATE - 0.1%
	Real Estate Management & Development - 0.1%
1,660	Marcus & Millichap Inc.	62,051

	TOTAL REAL ESTATE	62,051

	UTILITIES - 1.5%
	Electric Utilities - 0.7%
9,480	Portland General Electric Co.	489,831

	Independent Power and Renewable Electricity Producers - 0.8%
9,130	Sunnova Energy International Inc. *	230,259
14,240	Vistra Corp.	352,440
		582,699
	TOTAL UTILITIES	1,072,530

	TOTAL COMMON STOCKS
	(Cost $71,832,936)	67,706,454

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
9,630	AssetMark Financial Holdings Inc. *	186,244
7,040	CoreCivic Inc. *	67,091
72,810	The GEO Group Inc. *	595,586
7,300	Essential Properties Realty Trust Inc.	165,272
40,074	Hersha Hospitality Trust *	388,718
3,710	NexPoint Residential Trust Inc.	195,962
25,290	OUTFRONT Media Inc.	447,633
24,790	Park Hotels & Resorts Inc.	347,060
58,530	RLJ Lodging Trust	705,872
23,900	RPT Realty	230,157
9,170	Ryman Hospitality Properties Inc. *	753,958
16,570	Service Properties Trust	113,339
9,360	Whitestone REIT	92,102
43,660	Braemar Hotels & Resorts Inc.	224,849
4,380	Chatham Lodging Trust *	53,261
18,430	DiamondRock Hospitality Co. *	160,894
5,060	Xenia Hotels & Resorts Inc. *	80,251
	TOTAL REITS
	(Cost $5,218,305)	4,808,249

	SHORT-TERM INVESTMENT - 0.6%
439,884	First American Treasury Obligations Fund - Class X, 2.14% [2]	439,884
	TOTAL SHORT-TERM INVESTMENT
	(Cost $439,884)	439,884

	TOTAL INVESTMENTS - 100.2%
	(Cost $77,491,125)	72,954,587
	Liabilities in Excess of Other Assets - (0.2)%	(128,455)
	TOTAL NET ASSETS - 100.0%	$72,826,132

ADR - American Depository Receipt
PLC - Public Limited Company

*	Non-Income producing security
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	19.6%
Industrials	14.8%
Financials	14.6%
Information Technology	13.6%
Consumer Discretionary	8.2%
Energy	6.5%
Consumer Staples	5.6%
Communication Services	4.3%
Materials	4.2%
Utilities	1.5%
Real Estate	0.1%
Total Common Stocks	93.0%
REITs	6.6%
Short-Term Investment	0.6%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$67,706,454	$-	$-	$67,706,454
REITs	4,808,249	-	-	4,808,249
Short-Term Investment	439,884	-	-	439,884
Total Investments	$72,954,587	$-	$-	$72,954,587

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.